Earnings (Loss) per Ordinary Share - Basic and DIluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic earnings (loss) per ordinary share (cents)
Basic earnings (loss) per ordinary share (dollars per share)	$ (0.46)	$ 0.15	$ (0.20)
Basic earnings (loss) per ordinary share - Continuing operations (dollars per share)	(0.46)	0.15	0.08
Basic earnings (loss) per ordinary share - Discontinued operations (dollars per share)	$ 0	$ 0.00	$ (0.28)
Profits (losses) attributable to equity shareholders - continuing operations	$ (191)	$ 63	$ 31
Profits (losses) attributable to equity shareholders - discontinued operations	$ 0	$ 0	$ (116)
Basic weighted average number of ordinary shares outstanding	415,440,077	412,585,042	409,606,858
Diluted earnings (loss) per ordinary share (cents)
Diluted earnings (loss) per ordinary share (dollars per share)	$ (0.46)	$ 0.15	$ (0.20)
Diluted earnings (loss) per ordinary share - Continuing operations (dollars per share)	(0.46)	0.15	0.08
Diluted earnings (loss) per ordinary share - Discontinued operations (dollars per share)	$ 0.00	$ 0.00	$ (0.28)
Diluted weighted average number of ordinary shares outstanding	415,440,077	414,706,400	409,606,858
Continuing operations
Basic earnings (loss) per ordinary share (cents)
Basic earnings (loss) per ordinary share - Continuing operations (dollars per share)	$ (0.46)	$ 0.15	$ 0.08
Profits (losses) attributable to equity shareholders - continuing operations	$ (191)	$ 63	$ 31
Basic weighted average number of ordinary shares outstanding	415,440,077	412,585,042	409,606,858
Diluted earnings (loss) per ordinary share (cents)
Diluted earnings (loss) per ordinary share - Continuing operations (dollars per share)	$ (0.46)	$ 0.15	$ 0.08
Diluted profits (losses) attributable to equity shareholders - continuing operations	$ (191)	$ 63	$ 31
Diluted weighted average number of ordinary shares outstanding	415,440,077	414,706,400	411,371,341
Discontinued operations
Basic earnings (loss) per ordinary share (cents)
Basic earnings (loss) per ordinary share - Discontinued operations (dollars per share)	$ 0.00	$ 0.00	$ (0.28)
Profits (losses) attributable to equity shareholders - discontinued operations	$ 0	$ 0	$ (116)
Basic weighted average number of ordinary shares outstanding	415,440,077	412,585,042	409,606,858
Diluted earnings (loss) per ordinary share (cents)
Diluted earnings (loss) per ordinary share - Discontinued operations (dollars per share)	$ 0.00	$ 0.00	$ (0.28)
Diluted profits (losses) attributable to equity shareholders - discontinued operations	$ 0	$ 0	$ (116)
Diluted weighted average number of ordinary shares outstanding	415,440,077	414,706,400	409,606,858